Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 47,220	$ 27,184
Loans and Leases Receivable, Related Parties	200	2,700	$ 2,800
Loans and Leases Receivable, Related Parties, Loans Reclassified	2,500		200
Loans and Leases Receivable, Related Parties, Proceeds		100	100
Loans and Leases Receivable, Related Parties, Additions		200	200
Loans and Leases Receivable, Related Parties, Loans Closed or Paid Off		200
Loans and Leases Receivable, Related Parties, Loans Sold			200
Servicing Liability for Others, Unpaid Principal Balance	425,500	391,900	$ 379,700
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 29,600	$ 22,300
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	2.75%	3.00%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	5.125%	5.49%